Significant accounting judgements, estimates and assumptions - Schedule of assumptions used In sensitivity analysis for CGU's (Detail)	Dec. 31, 2020 MMBTU t bbl	Dec. 31, 2019 MMBTU t bbl	Dec. 31, 2018 MMBTU t bbl	Apr. 03, 2018 MMBTU t bbl
Mexico [Member]
Disclosure of information for cash-generating units [line items]
Discount rates (post-tax)	6.30%
Crude oil-Brent (USD/bbl.)	48.0
Natural Gas-Local prices (US$/MMBTU) | MMBTU	2.0
Argentina [Member]
Disclosure of information for cash-generating units [line items]
Discount rates (post-tax)	12.50%	12.60%	11.90%	11.25%
Crude oil-Brent (USD/bbl.)	48.0
Natural Gas-Local prices (US$/MMBTU) | MMBTU	3.5	3.5	4.60
NGL-Local prices (US$/Tn.) | t	350	300	430	439
Year 2018 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)				64.5
Natural Gas-Local prices (US$/MMBTU) | MMBTU				4.60
Year 2019 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)			70.0	65.0
Natural Gas-Local prices (US$/MMBTU) | MMBTU				4.50
Year 2020 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)		60.0	71.3	66.0
Natural Gas-Local prices (US$/MMBTU) | MMBTU		3.5
Year 2021 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Natural Gas-Local prices (US$/MMBTU) | MMBTU	2.3
Year 2021 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)		60.4	69.6	65.9
Natural Gas-Local prices (US$/MMBTU) | MMBTU	2.3	3.5
Year 2022 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	53.5
Year 2022 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	53.5	60.0	69.6	65.9
Year 2023 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	52.0
Year 2023 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	52.0	63.0	69.6	65.9
Year 2024 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	52.9
Year 2024 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	52.9	63.0	69.6	65.9
Year 2022 Onwards [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Natural Gas-Local prices (US$/MMBTU) | MMBTU				4.50
Year 2025 Onwards [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	51.9
Year 2025 Onwards [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	51.9	63.0	69.6	65.9